Financial Risk Management - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities (Details) - MYR (RM)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	RM 8,086,186	RM 13,901,509
Lease liabilities	1,763,007	2,488,437
Total	9,849,193	16,389,946
On Demand or Within 1 Year [Member]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	8,086,186	12,164,409
Lease liabilities	953,807	1,334,650
Total	9,039,993	13,499,059
Within 2 to 5 Years [Member]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables		1,737,100
Lease liabilities	809,200	1,153,787
Total	RM 809,200	RM 2,890,887